Statements of Changes in Shareholders' Equity - USD ($)	Number of Shares issued	Number of Preferred Shares issued	Treasury shares	Share capital	Additional paid in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020					$ 1,078,808	$ (3,679,957)	$ (2,601,149)
Balance (in Shares) at Dec. 31, 2020	3,085,000
Issuance of Capital, net of issuance costs					1,045,793		1,045,793
Issuance of Capital, net of issuance costs (in Shares)		489,812
Net loss and other comprehensive loss						(824,224)	(824,224)
Balance at Dec. 31, 2021					2,124,601	(4,504,181)	(2,379,580)
Balance (in Shares) at Dec. 31, 2021	3,085,000	489,812
Issuance of Ordinary Shares and warrants upon IPO, net of issuance costs					15,176,584		15,176,584
Issuance of Ordinary Shares and warrants upon IPO, net of issuance costs (in Shares)	4,244,048
Exercise of warrants				[1]
Exercise of warrants (in Shares)	180,356
Conversion of Preferred shares into Ordinary Shares
Conversion of Preferred shares into Ordinary Shares (in Shares)	489,812	(489,812)
Reclassification of warrants to purchase Ordinary Shares from liability to equity					412,299		412,299
Share-based compensation					75,896		75,896
Net loss and other comprehensive loss						(3,688,346)	(3,688,346)
Balance at Dec. 31, 2022				[1]	17,789,380	(8,192,527)	$ 9,596,853
Balance (in Shares) at Dec. 31, 2022	7,999,216						7,999,216
Share-based compensation					126,769		$ 126,769
Repurchase of treasury shares			(119,536)				(119,536)
Repurchase of treasury shares (in Shares)	(120,715)
Net loss and other comprehensive loss						(2,709,596)	(2,709,596)
Balance at Dec. 31, 2023			$ (119,536)	[1]	$ 17,916,149	$ (10,902,123)	$ 6,894,490
Balance (in Shares) at Dec. 31, 2023	7,878,501						7,878,501

[1]	Less than $1